Employee benefits (Details 13) $ in Millions	Dec. 31, 2024 USD ($)
Overfunded Pension Plans [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Expected benefit payments	$ 222
Overfunded Pension Plans [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Expected benefit payments	224
Overfunded Pension Plans [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Expected benefit payments	226
Overfunded Pension Plans [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Expected benefit payments	228
Overfunded Pension Plans [Member] | Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Expected benefit payments	229
Overfunded Pension Plans [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Expected benefit payments	1,136
Underfunded Pension Plans And Other Benefits [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Expected benefit payments	46
Underfunded Pension Plans And Other Benefits [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Expected benefit payments	48
Underfunded Pension Plans And Other Benefits [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Expected benefit payments	49
Underfunded Pension Plans And Other Benefits [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Expected benefit payments	50
Underfunded Pension Plans And Other Benefits [Member] | Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Expected benefit payments	51
Underfunded Pension Plans And Other Benefits [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Expected benefit payments	$ 275